Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $28,468,130.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 28,468,130
Final Prospectus	true